SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans)(Details) (USD $)	12 Months Ended			248 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Share options
Outstanding - beginning of year	1,844,347	1,575,814	1,631,072
Options granted	383,537	452,494	444,237	10,342,088
Options exercised	513,896	131,922	436,601	4,348,063
Cancelled	6,286	52,039	62,894	4,286,323
Outstanding - year end	1,707,702	1,844,347	1,575,814	1,707,702
Options exercisable at year-end	738,915	867,134	634,252	738,915
Weighted average exercise price
Outstanding - beginning of year	$ 5.75	$ 4.84	$ 2.96
Granted	$ 8.87	$ 7.98	$ 8.81
Exercised	$ 2.34	$ 2.03	$ 2.12
Cancelled	$ 5.73	$ 7.1	$ 4.05
Outstanding - year end	$ 7.48	$ 5.75	$ 4.84	$ 7.48
Options exercisable at year-end	$ 6.35	$ 3.86	$ 2.95	$ 6.35